Inventories	12 Months Ended
Dec. 31, 2017
Inventories
Inventories

9. Inventories

        Inventories, net of provision for excess and obsolete inventories, consisted of the following:

	December 31,
	2017	2016
	(in US$'000)
Raw materials	314	660
Finished goods	11,475	12,162

	11,789	12,822

        Movements on the provision for excess and obsolete inventories are as follows:

	2017	2016	2015
	(in US$'000)
As at January 1	160	25	34
Increase in provision for excess and obsolete inventories	128	163	37
Decrease in provision due to subsequent sale or recovery	(144)	—	(33)
Write-off	(32)	(23)	(12)
Exchange difference	9	(5)	(1)

As at December 31	121	160	25